UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22516

GAI Aurora Opportunities Fund, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2014 – June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD
FOR PERIOD JULY 1, 2014 TO JUNE 30, 2015

REGISTRANT NAME:   GAI Aurora Opportunities Fund, LLC
INVESTMENT COMPANY ACT FILE NUMBER:  811-22516
REPORTING PERIOD: 07/01/2014-06/30/2015
REGISTRANT ADDRESS: 401 South Tryon Street, Charlotte, NC 28202
NAME OF SERIES (AS APPLICABLE): __________________________________
Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Trient Global Investment Funds PLC	N/A	N/A	No Meeting. Written Consent on 10/3/14	Proposes approval for (1) the 2013 financial statements and Director's report, and (2) to re-appoint PricewaterhouseCoopers as auditor.	Issuer	Yes	For	For
Peak6 Achievement Fund XL Ltd.	N/A	N/A	October 23, 2014. ( Reponse was by Written Consent on 10/24/14)
Achievement proposes (1) changing the name of their offshore fund from Peak6 Achievement Fund XL Ltd. to Achievement Fund XL Ltd. after the ownership change and (2) amending the Articles of Association to reflect such change.
					Issuer	Yes	For	For
Trient Global Investments Fund PLC	N/A	N/A	No Meeting. Written Consent on 12/5/14
Proposes amendments to the memorandum and articles of association of the Company to ensure consistency with the Alternative Investment Fund Managers Directive as well as certain updates pursuant to the U.S. Foreign Account Tax Compliance Act.
					Issuer	Yes	For	For
Tyrus Capital Event Fund Limited	N/A	N/A	No Meeting. Written Consent on 12/19/14
Proposes combining the Capital Event Fund with another of the manager's Fund as of 1/1/15.
The other manager fund will be absorbed by the Capital Event fund but will adopt the liquidity of the other manager fund.

					Issuer	Yes	For	For
*Complete for each series of the Registrant, as applicable.

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Elizabeth Park Capital Offshore Fund, Ltd.	N/A	N/A	No Meeting. Written Consent on 2/25/15
Proposes to amend the Fund's PPM to eliminate or relax restrictions that currently prevents the Fund from (i) making investments that would require the consent of, or subject the Fund to regulation or oversight by, federal or state governmental or regulatory authority, or insurance or bank holding company statutes or regulations (with limited exceptions); (ii) initiating any transaction with the intent to effect a change in control of an issuer of securities; or (iii) taking legal or management control or getting involved in day-to-day management of a portfolio company.
					Issuer	Yes	For	For
North Tide Capital Offshore, Ltd.	N/A	N/A	No Meeting. Written Consent on 5/13/15
Proposes a 25% gate limiting investor's quarterly redemptions. Redemption requests greater than 25% will be completed over the course of four quarters.
Also updates offering memorandum to (1) clarify in kind distribution to investors through the use of a liquidating entity will not be charged a performance fee, and (2) include enhanced investment strategy disclosures and refinements to the risk factors.

Acceptance of proposal will result in reduction of management fees from 1.5% to 1.35% for investments in the Fund (as well as for additional investments made by current investors) as of June 30, 2015.
					Issuer	Yes	For	For
*Complete for each series of the Registrant, as applicable.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant	GAI Aurora Opportunities Fund, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (principal executive officer)
Date	August 7, 2015

*Print the name and title of each signing officer under his or her signature.